Cash, Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Feb. 28, 2021
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents
	As of February 28, 2021	As of February 29, 2020
	US$	US$
Bank balances	134,025,561	165,298